Operating segments - Summary of underlying earnings within the reportable segments (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of operating segments [Line Items]
Underlying earnings	$ 10,373	$ 8,808	$ 8,627
Items excluded from underlying earnings	(2,363)	4,830	135
Net earnings – attributable to owners of Rio Tinto	8,010	13,638	8,762
Reportable segments [Member] | Iron ore [Member]
Disclosure of operating segments [Line Items]
Underlying earnings	9,638	6,531	6,695
Reportable segments [Member] | Aluminium [Member]
Disclosure of operating segments [Line Items]
Underlying earnings	599	1,347	1,583
Reportable segments [Member] | Copper & Diamonds [Member]
Disclosure of operating segments [Line Items]
Underlying earnings	554	1,054	263
Reportable segments [Member] | Energy & Minerals [Member]
Disclosure of operating segments [Line Items]
Underlying earnings	611	995	1,239
Reportable segments [Member] | Other operations [Member]
Disclosure of operating segments [Line Items]
Underlying earnings	(89)	(102)	(138)
Reportable segments [Member]
Disclosure of operating segments [Line Items]
Underlying earnings	11,313	9,825	9,642
Reportable segments [Member] | Iron ore [Member]
Disclosure of operating segments [Line Items]
Net earnings – attributable to owners of Rio Tinto	9,638	6,531	6,695
Reportable segments [Member] | Aluminium [Member]
Disclosure of operating segments [Line Items]
Net earnings – attributable to owners of Rio Tinto	599	1,347	1,583
Reportable segments [Member] | Copper & Diamonds [Member]
Disclosure of operating segments [Line Items]
Net earnings – attributable to owners of Rio Tinto	554	1,054	263
Reportable segments [Member] | Energy & Minerals [Member]
Disclosure of operating segments [Line Items]
Net earnings – attributable to owners of Rio Tinto	611	995	1,239
Reportable segments [Member] | Other operations [Member]
Disclosure of operating segments [Line Items]
Net earnings – attributable to owners of Rio Tinto	(89)	(102)	(138)
Inter-segment transactions [Member]
Disclosure of operating segments [Line Items]
Underlying earnings	(3)	0	0
Net earnings – attributable to owners of Rio Tinto	(3)	0	0
Product group [Member]
Disclosure of operating segments [Line Items]
Underlying earnings	11,310	9,825	9,642
Net earnings – attributable to owners of Rio Tinto	11,310	9,825	9,642
Central Pension Costs, Share-Based Payments & Insurance [Member]
Disclosure of operating segments [Line Items]
Net earnings – attributable to owners of Rio Tinto	60	(90)	(48)
Restructuring, Project and One-Off Costs [Member]
Disclosure of operating segments [Line Items]
Net earnings – attributable to owners of Rio Tinto	(94)	(190)	(124)
Exploration and evaluation not attributed to product groups [Member]
Disclosure of operating segments [Line Items]
Net earnings – attributable to owners of Rio Tinto	(231)	(193)	(178)
Central Costs [Member]
Disclosure of operating segments [Line Items]
Net earnings – attributable to owners of Rio Tinto	(550)	(410)	(311)
Finance costs [Member]
Disclosure of operating segments [Line Items]
Net earnings – attributable to owners of Rio Tinto	(122)	(134)	(354)
Underlying earnings [Member]
Disclosure of operating segments [Line Items]
Net earnings – attributable to owners of Rio Tinto	$ 10,373	$ 8,808	$ 8,627